INCOME TAXES (Details Narrative) - USD ($)		12 Months Ended
	Dec. 22, 2017	Dec. 31, 2022	Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
Federal corporate income tax rate	35.00%	21.00%	21.00%
[custom:OperatingLossCarryForwardExpiringDescription]		which begin expiring in the year 2033
Deferred Tax Assets, Valuation Allowance		$ 32,743,435	$ 21,515,047
Income tax likelihood description		greater than 50% likely
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards		$ 126,130,172
Colorado State [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards		69,144,542
Virginia State [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards		$ 43,622,328